Employee benefits (Details 6) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Not later than one year [Member]
Expected benefit payments in next few years [Abstract]
Estimate of contributions expected to be paid to plan for next annual reporting period	₨ 72,898	₨ 58,014
Later than two year and not later than five year [Member]
Expected benefit payments in next few years [Abstract]
Estimate of contributions expected to be paid to plan for next annual reporting period	237,283	187,762
Later than six year and not later than ten year [Member]
Expected benefit payments in next few years [Abstract]
Estimate of contributions expected to be paid to plan for next annual reporting period	157,127	121,795
Later than ten years [Member]
Expected benefit payments in next few years [Abstract]
Estimate of contributions expected to be paid to plan for next annual reporting period	₨ 86,437	₨ 67,564